SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Nov. 30, 2014
Accounting Policies [Abstract]
Net Income Loss

The following is a reconciliation of the computation for basic and diluted EPS for the years ended November 30, 2014 and 2013:

	11/30/2014	11/30/2013
Net (Loss)	$297,899	$(5,303)

Weighted-average common shares outstanding basic

Weighted-average common stock	9,565,374	3,303,773
Equivalents
Stock options	-	-
Warrants	-	-
Convertible Notes	-	-

Weighted-average common shares outstanding- basic and diluted	9,565,374	3,303,773